Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital	Note 23 - Share capital Composition
	December 31
	2 0 2 2	2 0 2 1

Ordinary shares of NIS 0.1 each	50,000,000	50,000,000

Issued and outstanding	13,867,017	13,867,017